BALANCE SHEETS COMPONENTS	12 Months Ended
Dec. 31, 2020
BALANCE SHEETS COMPONENTS

NOTE 3 — BALANCE SHEETS COMPONENTS

Prepaid Expenses

Prepaid expenses as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Engineering, design, and testing	$14,871	$8,016
Software subscriptions	4,531	1,875
Prepayments for Arizona manufacturing equipment	80	13,895
Vehicle engineering	20	4,855
Other	2,338	969
Total prepaid expenses	$21,840	$29,610

Other Current Assets

Other current assets as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Tenant allowance receivable	$12,905	$20,463
Other current assets	313	115
Total other current assets	$13,218	$20,578

Other Accrued and Long-term Liabilities

Other accrued liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Construction of Arizona plant	$43,115	$27,906
Engineering, design, and testing	42,518	11,179
Tooling	15,243	138
Professional services	9,083	1,155
Series B convertible preferred shares repurchase liability	3,000	—
Other liabilities	33,124	5,701
Total other accrued liabilities	$146,083	$46,079

Other long-term liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred rent	$28,881	$26,175
Customer deposits	8,028	1,374
Capital leases	1,996	244
Total other long-term liabilities	$38,905	$27,793

Property, Plant, and Equipment, net

Property, plant, and equipment as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Land and land improvements	$1,050	$—
Machinery	28,830	13,127
Computer equipment and software	15,716	11,921
Leasehold improvements	47,187	10,441
Furniture and fixtures	4,503	1,520
Capital leases	3,908	619
Construction in progress	636,851	119,739
Total property, plant, and equipment	738,039	157,367
Less accumulated depreciation and amortization	(24,771)	(14,554)
Property, plant, and equipment – net	$713,274	$142,813

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s plant facilities including tooling, which is with outside vendors. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location in the condition necessary for its intended use. No depreciation is provided for construction in progress until such time as the assets are completed and are ready for use. Construction in progress consisted of the following (in thousands):

	December 31,
	2020	2019
Tooling	$203,241	$27,025
Construction of Arizona plant	171,532	59,842
Leasehold improvements	50,790	22,667
Machinery and equipment	211,288	10,205
Total construction in progress	$636,851	$119,739

Depreciation and amortization expense for the years ended December 31, 2020 and 2019, was approximately $10.2 million and $3.8 million, respectively, including capital lease depreciation expense of approximately $0.5 million and $0.2 million, respectively.